Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 26, 2014
Accounting Policies [Abstract]
Schedule of Useful Lives for Property, Plant and Equipment
Depreciation for property, plant and equipment assets, other than land and construction in process, is generally based upon the following estimated useful lives, using the straight-line method:

Buildings	10	to	45 years
Leasehold improvements	1	to	20 years
Capitalized software	1	to	10 years
Machinery and equipment	1	to	20 years

Schedule of Useful Lives for Finite Lived Intangible Assets
Intangible assets with finite useful lives are subsequently amortized generally using the straight-line method over the following estimated useful lives of the assets, except for customer relationships which are amortized over the estimated pattern of benefit from these relationships:

Completed technology	5	to	25 years
License agreements	8	to	30 years
Trademarks	3	to	30 years
Customer relationships			12 years